Other Liabilities	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Other Liabilities

11. Other Liabilities
11.A Composition of Other Liabilities

As at December 31,	2024	2023
Accounts payable	$2,559	$2,493
Bank overdrafts and cash pooling	175	—
Repurchase agreements (Note 5)	2,840	2,705
Accrued expenses and taxes	4,904	4,433
Credit facilities(1)	2,126	2,330
Borrowed funds(2)	361	333
Accrued post-retirement benefit liability (Note 24)	351	355
Secured borrowings from mortgage securitization (Note 5)	1,854	2,119
Lease liabilities	946	989
Other financial liabilities (Note 5)(3)	2,265	2,449
Obligations for securities borrowing	239	223
Collateralized loan obligations (Note 5)	5,028	3,247
Deferred payments liability	197	240
Other(1)	2,447	1,739
Total other liabilities	$26,292	$23,655

(1)    Interest expense on credit facilities and other borrowings was $148 in 2024 (2023 — $167).
(2)    The change in Borrowed funds relates to net cash flow changes of $23 in 2024 (2023 — $(72)) and foreign exchange rate movements of $5 in 2024 (2023 — $2).
(3)    Comprises of financial liabilities related to acquisitions, including put option liabilities and financial liabilities due to NCI. Interest expense on financial liabilities related to acquisitions was $87 in 2024 (2023 — $91).

Other financial liabilities include obligations to purchase outstanding shares of certain SLC Management subsidiaries. These amounts are initially measured at fair value. For obligations to purchase remaining outstanding shares, the price is based on the expected average EBITDA for respective subsidiaries using multiples in accordance with contractual terms as described in Note 5.A.iii. During the year, these amounts were revised to reflect the change in expected cash flows, resulting in an increase (decrease) in our liability of $(331) (2023 — $48), which has been recognized within operating expenses and commissions in the Consolidated Statements of Operations.
11.B Borrowed Funds
Borrowed funds include the following:

As at December 31,	Currency of borrowing	Maturity	2024	2023
Encumbrances on real estate	CAD	Current — 2032	$294	$258
Encumbrances on real estate	USD	2028	67	75
Total borrowed funds			$361	$333

Interest expense on the borrowed funds was $13 in 2024 (2023 — $14). The aggregate maturities of borrowed funds are included in Note 6.